Leases (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure Text Block [Abstract]
Right of use assets	¥ 1,800,000
Weighted average discount rate	7.00%
Weighted average remaining lease terms	1 year 6 months
Rent expense	¥ 3,770,003	$ 577,787	¥ 3,707,039	¥ 3,359,469